Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases
Unguaranteed residual value of sales-type and direct financing leases	$ 335	$ 469
Maturity analysis of the lease payments due on sales-type and direct financing leases
2022	1,528
2023	1,014
2024	555
2025	209
2026	27
Thereafter	1
Total undiscounted cash flows	3,336
Present value of lease payments (recognized as financing receivables)	3,113
Difference between undiscounted cash flows and discounted cash flows	$ 223